Revenue Analysis and Segment Information (Details) - Schedule of Disaggregated Information of Revenues by Business Lines - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 92,416	$ 260,026	$ 290,790
Revenue percentage	100.00%	100.00%	100.00%
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 68,409	$ 255,586	$ 275,204
Revenue percentage	74.10%	98.30%	94.60%
Cryptocurrency Mining [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 18,898	$ 329	$ 15,427
Revenue percentage	20.40%	0.10%	5.30%
Other [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 5,109	$ 4,113	$ 159
Revenue percentage	5.50%	1.60%	0.10%